UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21672

Name of Fund:   S&P 500(R) Covered Call Fund Inc. (BEP)

Fund Address:   P.O. Box 9011
                Princeton, NJ  08543-9011

Name and address of agent for service: Mitchell M. Cox, Chief Executive Officer,
     S&P 500(R) Covered Call Fund Inc., 4 World Financial Center, 6th Floor, New York, New York 10080.

Registrant's telephone number, including area code:  (877) 449-4742

Date of fiscal year end: 12/31/2008

Date of reporting period: 07/01/2008 - 09/30/2008

Item 1 -  Schedule of Investments

S&P 500(R) Covered Call Fund Inc.

Schedule of Investments as of  September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

Industry                                        Common Stocks                                        Shares Held       Value
---------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 2.5%                      Boeing Co.                                                16,852   $     966,462
                                                General Dynamics Corp.                                     9,044         665,819
                                                Goodrich Corp.                                             2,848         118,477
                                                Honeywell International, Inc.                             16,948         704,189
                                                L-3 Communications Holdings, Inc.                          2,764         271,756
                                                Lockheed Martin Corp.                                      7,580         831,299
                                                Northrop Grumman Corp.                                     7,684         465,189
                                                Precision Castparts Corp.                                  3,172         249,890
                                                Raytheon Co.                                               9,491         507,863
                                                Rockwell Collins, Inc.                                     3,629         174,519
                                                United Technologies Corp.                                 21,954       1,318,557
                                                                                                                   --------------
                                                                                                                       6,274,020
---------------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics - 1.0%                  C.H. Robinson Worldwide, Inc.                              3,874         197,419
                                                Expeditors International Washington, Inc.                  4,850         168,974
                                                FedEx Corp.                                                7,084         559,919
                                                United Parcel Service, Inc. Class B                       22,952       1,443,451
                                                                                                                   --------------
                                                                                                                       2,369,763
---------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.1%                                 Southwest Airlines Co.                                    16,708         242,433
---------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.2%                          The Goodyear Tire & Rubber Co. (a)                         5,490          84,052
                                                Johnson Controls, Inc.                                    13,518         410,001
                                                                                                                   --------------
                                                                                                                         494,053
---------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.2%                              Ford Motor Co. (a)                                        51,481         267,701
                                                General Motors Corp.                                      12,889         121,801
                                                Harley-Davidson, Inc.                                      5,360         199,928
                                                                                                                   --------------
                                                                                                                         589,430
---------------------------------------------------------------------------------------------------------------------------------
Beverages - 2.7%                                Anheuser-Busch Cos., Inc.                                 16,369       1,062,021
                                                Brown-Forman Corp. Class B                                 1,786         128,253
                                                The Coca-Cola Co.                                         45,263       2,393,507
                                                Coca-Cola Enterprises, Inc.                                7,219         121,063
                                                Constellation Brands, Inc. Class A (a)                     4,413          94,703
                                                Molson Coors Brewing Co. Class B                           3,429         160,306
                                                Pepsi Bottling Group, Inc.                                 3,109          90,690
                                                PepsiCo, Inc.                                             35,640       2,540,063
                                                                                                                   --------------
                                                                                                                       6,590,606
---------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 1.6%                            Amgen, Inc. (a)                                           24,087       1,427,636
                                                Biogen Idec, Inc. (a)                                      6,608         332,316
                                                Celgene Corp. (a)                                         10,356         655,328
                                                Genzyme Corp. (a)                                          6,116         494,723
                                                Gilead Sciences, Inc. (a)                                 20,943         954,582
                                                                                                                   --------------
                                                                                                                       3,864,585
---------------------------------------------------------------------------------------------------------------------------------
Building Products - 0.1%                        Masco Corp.                                                8,196         147,036
---------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 2.6%                          American Capital Ltd.                                      4,713         120,229
                                                Ameriprise Financial, Inc.                                 4,939         188,670
                                                The Bank of New York Mellon Corp.                         26,091         850,045

S&P 500(R) Covered Call Fund Inc.

Schedule of Investments as of September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

Industry                                        Common Stocks                                        Shares Held       Value
---------------------------------------------------------------------------------------------------------------------------------
                                                The Charles Schwab Corp.                                  21,238   $     552,188
                                                E*Trade Financial Corp. (a)                               12,230          34,244
                                                Federated Investors, Inc. Class B                          2,001          57,729
                                                Franklin Resources, Inc.                                   3,467         305,547
                                                The Goldman Sachs Group, Inc.                              9,890       1,265,920
                                                Invesco Ltd. (b)                                           8,805         184,729
                                                Janus Capital Group, Inc.                                  3,638          88,331
                                                Legg Mason, Inc.                                           3,227         122,820
                                                Merrill Lynch & Co., Inc. (c)                             34,865         882,085
                                                Morgan Stanley                                            25,247         580,681
                                                Northern Trust Corp.                                       5,032         363,310
                                                State Street Corp.                                         9,829         559,074
                                                T. Rowe Price Group, Inc.                                  5,884         316,030
                                                                                                                   --------------
                                                                                                                       6,471,632
---------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.9%                                Air Products & Chemicals, Inc.                             4,823         330,327
                                                Ashland, Inc.                                              1,291          37,749
                                                CF Industries Holdings, Inc.                               1,277         116,794
                                                The Dow Chemical Co.                                      21,058         669,223
                                                E.I. du Pont de Nemours & Co.                             20,538         827,681
                                                Eastman Chemical Co.                                       1,739          95,749
                                                Ecolab, Inc.                                               3,997         193,934
                                                Hercules, Inc.                                             2,566          50,781
                                                International Flavors & Fragrances, Inc.                   1,789          70,594
                                                Monsanto Co.                                              12,521       1,239,329
                                                PPG Industries, Inc.                                       3,736         217,884
                                                Praxair, Inc.                                              7,171         514,448
                                                Rohm & Haas Co.                                            2,819         197,330
                                                Sigma-Aldrich Corp.                                        2,868         150,341
                                                                                                                   --------------
                                                                                                                       4,712,164
---------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 2.8%                         BB&T Corp.                                                12,510         472,878
                                                Comerica, Inc.                                             3,425         112,306
                                                Fifth Third Bancorp                                       13,148         156,461
                                                First Horizon National Corp.                               4,723          44,203
                                                Huntington Bancshares, Inc.                                8,336          66,605
                                                KeyCorp                                                   11,261         134,456
                                                M&T Bank Corp.                                             1,756         156,723
                                                Marshall & Ilsley Corp.                                    5,906         119,006
                                                National City Corp.                                       17,329          30,326
                                                The PNC Financial Services Group, Inc.                     7,888         589,234
                                                Regions Financial Corp.                                   15,818         151,853
                                                SunTrust Banks, Inc.                                       8,052         362,259
                                                U.S. Bancorp                                              39,659       1,428,517
                                                Wachovia Corp.                                            49,148         172,018
                                                Wells Fargo & Co.                                         75,331       2,827,172
                                                Zions Bancorporation                                       2,611         101,046
                                                                                                                   --------------
                                                                                                                       6,925,063
---------------------------------------------------------------------------------------------------------------------------------

S&P 500(R) Covered Call Fund Inc.

Schedule of Investments as of September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

Industry                                        Common Stocks                                        Shares Held       Value
---------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies - 0.4%           Allied Waste Industries, Inc. (a)                          7,715   $      85,714
                                                Avery Dennison Corp.                                       2,424         107,820
                                                Cintas Corp.                                               3,009          86,388
                                                Pitney Bowes, Inc.                                         4,730         157,320
                                                R.R. Donnelley & Sons Co.                                  4,781         117,278
                                                Waste Management, Inc.                                    11,166         351,617
                                                                                                                   --------------
                                                                                                                         906,137
---------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 2.5%                 Ciena Corp. (a)                                            2,056          20,724
                                                Cisco Systems, Inc. (a)                                  134,480       3,033,869
                                                Corning, Inc.                                             35,922         561,820
                                                Harris Corp.                                               3,055         141,141
                                                JDS Uniphase Corp. (a)                                     4,880          41,285
                                                Juniper Networks, Inc. (a)                                12,374         260,720
                                                Motorola, Inc.                                            51,573         368,231
                                                QUALCOMM, Inc.                                            37,358       1,605,273
                                                Tellabs, Inc. (a)                                          9,051          36,747
                                                                                                                   --------------
                                                                                                                       6,069,810
---------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 4.1%                  Apple, Inc. (a)                                           20,168       2,292,295
                                                Dell, Inc. (a)                                            39,679         653,910
                                                EMC Corp. (a)                                             47,137         563,759
                                                Hewlett-Packard Co.                                       55,756       2,578,157
                                                International Business Machines Corp.                     30,844       3,607,514
                                                Lexmark International, Inc. Class A (a)                    2,003          65,238
                                                NetApp, Inc. (a)                                           7,453         135,868
                                                QLogic Corp. (a)                                           2,986          45,865
                                                SanDisk Corp. (a)                                          5,123         100,155
                                                Sun Microsystems, Inc. (a)                                17,141         130,271
                                                Teradata Corp. (a)                                         4,066          79,287
                                                                                                                   --------------
                                                                                                                      10,252,319
---------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering - 0.2%               Fluor Corp.                                                4,075         226,978
                                                Jacobs Engineering Group, Inc. (a)                         2,787         151,362
                                                                                                                   --------------
                                                                                                                         378,340
---------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.1%                   Vulcan Materials Co.                                       2,500         186,250
--------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 0.7%                         American Express Co.                                      26,394         935,139
                                                Capital One Financial Corp.                                8,554         436,254
                                                Discover Financial Services, Inc.                         10,913         150,818
                                                SLM Corp. (a)                                             10,638         131,273
                                                                                                                   --------------
                                                                                                                       1,653,484
---------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 0.1%                   Ball Corp.                                                 2,206          87,115
                                                Bemis Co.                                                  2,269          59,470
                                                Pactiv Corp. (a)                                           2,980          73,993
                                                Sealed Air Corp.                                           3,599          79,142
                                                                                                                   --------------
                                                                                                                         299,720
---------------------------------------------------------------------------------------------------------------------------------
Distributors - 0.1%                             Genuine Parts Co.                                          3,684         148,134
---------------------------------------------------------------------------------------------------------------------------------

S&P 500(R) Covered Call Fund Inc.

Schedule of Investments as of September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

Industry                                        Common Stocks                                        Shares Held       Value
---------------------------------------------------------------------------------------------------------------------------------
Diversified Consumer Services - 0.1%            Apollo Group, Inc. Class A (a)                             2,418   $     143,387
                                                H&R Block, Inc.                                            7,469         169,920
                                                                                                                   --------------
                                                                                                                         313,307
---------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 4.6%           Bank of America Corp.                                    103,814       3,633,490
                                                CIT Group, Inc.                                            6,496          45,212
                                                CME Group, Inc.                                            1,519         564,324
                                                Citigroup, Inc.                                          123,968       2,542,584
                                                IntercontinentalExchange, Inc. (a)                         1,716         138,447
                                                JPMorgan Chase & Co.                                      83,865       3,916,495
                                                Leucadia National Corp.                                    4,029         183,078
                                                Moody's Corp.                                              4,494         152,796
                                                NYSE Euronext                                              6,056         237,274
                                                                                                                   --------------
                                                                                                                      11,413,700
---------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication Services - 2.6%   AT&T Inc.                                                134,158       3,745,691
                                                CenturyTel, Inc.                                           2,330          85,394
                                                Embarq Corp.                                               3,244         131,544
                                                Frontier Communications Corp.                              7,193          82,719
                                                Qwest Communications International Inc.                   33,791         109,145
                                                Verizon Communications, Inc.                              64,831       2,080,427
                                                Windstream Corp.                                          10,008         109,488
                                                                                                                   --------------
                                                                                                                       6,344,408
---------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 2.0%                       Allegheny Energy, Inc.                                     3,844         141,344
                                                American Electric Power Co., Inc.                          9,158         339,121
                                                Duke Energy Corp.                                         28,796         501,914
                                                Edison International                                       7,417         295,938
                                                Entergy Corp.                                              4,361         388,173
                                                Exelon Corp.                                              14,965         937,108
                                                FPL Group, Inc.                                            9,300         467,790
                                                FirstEnergy Corp.                                          6,940         464,911
                                                PPL Corp.                                                  8,526         315,633
                                                Pepco Holdings, Inc.                                       4,593         105,226
                                                Pinnacle West Capital Corp.                                2,293          78,902
                                                Progress Energy, Inc.                                      5,964         257,227
                                                The Southern Co.                                          17,534         660,856
                                                                                                                   --------------
                                                                                                                       4,954,143
---------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.4%                     Cooper Industries Ltd. Class A                             3,961         158,242
                                                Emerson Electric Co.                                      17,665         720,555
                                                Rockwell Automation, Inc.                                  3,314         123,745
                                                                                                                   -------------
                                                                                                                       1,002,542
--------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment & Instruments - 0.3%       Agilent Technologies, Inc. (a)                             8,140         241,432
                                                Amphenol Corp. Class A                                     4,025         161,563
                                                Jabil Circuit, Inc.                                        4,782          45,620
                                                Molex, Inc.                                                3,248          72,918
                                                Tyco Electronics Ltd.                                     10,752         297,400
                                                                                                                   --------------
                                                                                                                         818,933
---------------------------------------------------------------------------------------------------------------------------------

S&P 500(R) Covered Call Fund Inc.

Schedule of Investments as of September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

Industry                                        Common Stocks                                        Shares Held       Value
---------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 2.5%              BJ Services Co.                                            6,697   $     128,114
                                                Baker Hughes, Inc.                                         7,017         424,809
                                                Cameron International Corp. (a)                            4,956         191,004
                                                ENSCO International, Inc.                                  3,271         188,508
                                                Halliburton Co.                                           19,963         646,602
                                                Nabors Industries Ltd. (a)                                 6,379         158,965
                                                National Oilwell Varco, Inc. (a)                           9,502         477,285
                                                Noble Corp.                                                6,127         268,975
                                                Rowan Cos., Inc.                                           2,573          78,605
                                                Schlumberger Ltd.                                         27,310       2,132,638
                                                Smith International, Inc.                                  4,917         288,333
                                                Transocean, Inc.                                           7,263         797,768
                                                Weatherford International Ltd. (a)                        15,495         389,544
                                                                                                                   --------------
                                                                                                                       6,171,150
---------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 2.7%                 CVS Caremark Corp.                                        32,673       1,099,773
                                                Costco Wholesale Corp.                                     9,898         642,677
                                                The Kroger Co.                                            14,910         409,727
                                                SUPERVALU, Inc.                                            4,835         104,920
                                                SYSCO Corp.                                               13,705         422,525
                                                Safeway, Inc.                                              9,912         235,113
                                                Wal-Mart Stores, Inc.                                     51,049       3,057,325
                                                Walgreen Co.                                              22,535         697,684
                                                Whole Foods Market, Inc.                                   3,194          63,976
                                                                                                                   --------------
                                                                                                                       6,733,720
---------------------------------------------------------------------------------------------------------------------------------
Food Products - 1.6%                            Archer-Daniels-Midland Co.                                14,667         321,354
                                                Campbell Soup Co.                                          4,821         186,091
                                                ConAgra Foods, Inc.                                       10,308         200,594
                                                Dean Foods Co. (a)                                         3,468          81,012
                                                General Mills, Inc.                                        7,654         525,983
                                                H.J. Heinz Co.                                             7,110         355,287
                                                The Hershey Co.                                            3,773         149,184
                                                Kellogg Co.                                                5,701         319,826
                                                Kraft Foods, Inc.                                         34,561       1,131,873
                                                McCormick & Co., Inc.                                      2,936         112,889
                                                Sara Lee Corp.                                            16,081         203,103
                                                Tyson Foods, Inc. Class A                                  6,831          81,562
                                                Wm. Wrigley Jr. Co.                                        4,905         389,457
                                                                                                                   --------------
                                                                                                                       4,058,215
---------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.1%                            Nicor, Inc.                                                1,028          45,592
                                                Questar Corp.                                              3,947         161,511
                                                                                                                   --------------
                                                                                                                         207,103
---------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment & Supplies - 2.2%         Baxter International, Inc.                                14,289         937,787
                                                Becton Dickinson & Co.                                     5,545         445,042
                                                Boston Scientific Corp. (a)                               34,163         419,180
                                                C.R. Bard, Inc.                                            2,262         214,596

S&P 500(R) Covered Call Fund Inc.

Schedule of Investments as of September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

Industry                                        Common Stocks                                        Shares Held       Value
---------------------------------------------------------------------------------------------------------------------------------
                                                Covidien Ltd.                                             11,424   $     614,154
                                                Hospira, Inc. (a)                                          3,630         138,666
                                                Intuitive Surgical, Inc. (a)                                 884         213,026
                                                Medtronic, Inc.                                           25,686       1,286,869
                                                St. Jude Medical, Inc. (a)                                 7,781         338,396
                                                Stryker Corp.                                              5,632         350,874
                                                Varian Medical Systems, Inc. (a)                           2,842         162,363
                                                Zimmer Holdings, Inc. (a)                                  5,128         331,064
                                                                                                                   --------------
                                                                                                                       5,452,017
---------------------------------------------------------------------------------------------------------------------------------
Health Care Providers & Services - 1.8%         Aetna, Inc.                                               10,736         387,677
                                                AmerisourceBergen Corp.                                    3,607         135,804
                                                Cardinal Health, Inc.                                      8,176         402,913
                                                Cigna Corp.                                                6,257         212,613
                                                Coventry Health Care, Inc. (a)                             3,372         109,759
                                                DaVita, Inc. (a)                                           2,372         135,228
                                                Express Scripts, Inc. (a)                                  5,615         414,499
                                                Humana, Inc. (a)                                           3,845         158,414
                                                Laboratory Corp. of America Holdings (a)                   2,532         175,974
                                                McKesson Corp.                                             6,283         338,088
                                                Medco Health Solutions, Inc. (a)                          11,513         518,085
                                                Patterson Cos., Inc. (a)                                   2,074          63,070
                                                Quest Diagnostics, Inc.                                    3,598         185,909
                                                Tenet Healthcare Corp. (a)                                 9,444          52,414
                                                UnitedHealth Group, Inc.                                  27,721         703,836
                                                WellPoint, Inc. (a)                                       11,641         544,450
                                                                                                                   --------------
                                                                                                                       4,538,733
---------------------------------------------------------------------------------------------------------------------------------
Health Care Technology - 0.0%                   IMS Health, Inc.                                           4,140          78,287
---------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 1.3%            Carnival Corp.                                             9,948         351,662
                                                Darden Restaurants, Inc.                                   3,197          91,530
                                                International Game Technology                              7,048         121,085
                                                Marriott International, Inc. Class A                       6,727         175,507
                                                McDonald's Corp.                                          25,604       1,579,767
                                                Starbucks Corp. (a)                                       16,633         247,333
                                                Starwood Hotels & Resorts Worldwide, Inc.                  4,251         119,623
                                                Wyndham Worldwide Corp.                                    4,040          63,468
                                                Yum! Brands, Inc.                                         10,671         347,981
                                                                                                                   --------------
                                                                                                                       3,097,956
---------------------------------------------------------------------------------------------------------------------------------
Household Durables - 0.4%                       Black & Decker Corp.                                       1,365          82,924
                                                Centex Corp.                                               2,813          45,571
                                                D.R. Horton, Inc.                                          6,271          81,648
                                                Fortune Brands, Inc.                                       3,413         195,770
                                                Harman International Industries, Inc.                      1,332          45,381
                                                KB Home                                                    1,714          33,731
                                                Leggett & Platt, Inc.                                      3,659          79,730
                                                Lennar Corp. Class A                                       3,218          48,881
                                                Newell Rubbermaid, Inc.                                    6,308         108,876

S&P 500(R) Covered Call Fund Inc.

Schedule of Investments as of September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

Industry                                        Common Stocks                                        Shares Held       Value
---------------------------------------------------------------------------------------------------------------------------------
                                                Pulte Homes, Inc.                                          4,864   $      67,950
                                                Snap-On, Inc.                                              1,304          68,669
                                                The Stanley Works                                          1,789          74,673
                                                Whirlpool Corp.                                            1,695         134,397
                                                                                                                   --------------
                                                                                                                       1,068,201
---------------------------------------------------------------------------------------------------------------------------------
Household Products - 2.6%                       Clorox Co.                                                 3,144         197,097
                                                Colgate-Palmolive Co.                                     11,506         866,977
                                                Kimberly-Clark Corp.                                       9,453         612,933
                                                The Procter & Gamble Co.                                  69,078       4,814,046
                                                                                                                   --------------
                                                                                                                       6,491,053
---------------------------------------------------------------------------------------------------------------------------------
IT Services - 0.9%                              Affiliated Computer Services, Inc. Class A (a)             2,214         112,095
                                                Automatic Data Processing, Inc.                           11,585         495,259
                                                Cognizant Technology Solutions Corp. (a)                   6,639         151,568
                                                Computer Sciences Corp. (a)                                3,445         138,455
                                                Convergys Corp. (a)                                        2,773          40,985
                                                Fidelity National Information Services, Inc.               4,319          79,729
                                                Fiserv, Inc. (a)                                           3,734         176,693
                                                MasterCard, Inc. Class A                                   1,650         292,594
                                                Paychex, Inc.                                              7,304         241,251
                                                Total System Services, Inc.                                4,496          73,734
                                                Unisys Corp. (a)                                           8,186          22,512
                                                The Western Union Co.                                     16,599         409,497
                                                                                                                   --------------
                                                                                                                       2,234,372
---------------------------------------------------------------------------------------------------------------------------------
Independent Power Producers & Energy            The AES Corp. (a)                                         15,316         179,044
Traders - 0.1%                                  Constellation Energy Group, Inc.                           4,060          98,658
                                                Dynegy, Inc. Class A (a)                                  11,509          41,202
                                                                                                                   --------------
                                                                                                                         318,904
--------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 3.0%                 3M Co.                                                    15,913       1,087,017
                                                General Electric Co.                                     226,474       5,775,087
                                                Textron, Inc.                                              5,658         165,666
                                                Tyco International Ltd.                                   10,810         378,566
                                                                                                                   --------------
                                                                                                                       7,406,336
---------------------------------------------------------------------------------------------------------------------------------
Insurance - 2.8%                                AON Corp.                                                  6,321         284,192
                                                Aflac, Inc.                                               10,841         636,909
                                                The Allstate Corp.                                        12,328         568,567
                                                American International Group, Inc.                        61,213         203,839
                                                Assurant, Inc.                                             2,700         148,500
                                                Chubb Corp.                                                8,208         450,619
                                                Cincinnati Financial Corp.                                 3,697         105,143
                                                Genworth Financial, Inc. Class A                           9,859          84,886
                                                Hartford Financial Services Group, Inc.                    6,859         281,150
                                                Lincoln National Corp.                                     5,847         250,310
                                                Loews Corp.                                                8,244         325,556
                                                MBIA, Inc.                                                 4,451          52,967

S&P 500(R) Covered Call Fund Inc.

Schedule of Investments as of September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

Industry                                        Common Stocks                                        Shares Held       Value
---------------------------------------------------------------------------------------------------------------------------------
                                                Marsh & McLennan Cos., Inc.                               11,677   $     370,861
                                                MetLife, Inc.                                             15,633         875,448
                                                Principal Financial Group, Inc.                            5,900         256,591
                                                The Progressive Corp.                                     15,379         267,595
                                                Prudential Financial, Inc.                                 9,721         699,912
                                                Torchmark Corp.                                            1,986         118,763
                                                The Travelers Cos., Inc.                                  13,450         607,940
                                                UnumProvident Corp.                                        7,865         197,412
                                                XL Capital Ltd. Class A                                    7,104         127,446
                                                                                                                   --------------
                                                                                                                       6,914,606
---------------------------------------------------------------------------------------------------------------------------------
Internet & Catalog Retail - 0.2%                Amazon.com, Inc. (a)                                       7,272         529,111
                                                Expedia, Inc. (a)                                          4,764          71,984
                                                                                                                   --------------
                                                                                                                         601,095
---------------------------------------------------------------------------------------------------------------------------------
Internet Software & Services - 1.4%             Akamai Technologies, Inc. (a)                              3,850          67,144
                                                eBay, Inc. (a)                                            24,871         556,613
                                                Google, Inc. Class A (a)                                   5,441       2,179,229
                                                VeriSign, Inc. (a)                                         4,399         114,726
                                                Yahoo! Inc. (a)                                           31,548         545,780
                                                                                                                   -------------
                                                                                                                       3,463,492
--------------------------------------------------------------------------------------------------------------------------------
Leisure Equipment & Products - 0.1%             Eastman Kodak Co.                                          6,561         100,908
                                                Hasbro, Inc.                                               2,858          99,230
                                                Mattel, Inc.                                               8,200         147,928
                                                                                                                   --------------
                                                                                                                         348,066
---------------------------------------------------------------------------------------------------------------------------------
Life Sciences Tools & Services - 0.4%           Applied Biosystems, Inc.                                   3,859         132,171
                                                Millipore Corp. (a)                                        1,256          86,413
                                                PerkinElmer, Inc.                                          2,721          67,943
                                                Thermo Fisher Scientific, Inc. (a)                         9,539         524,645
                                                Waters Corp. (a)                                           2,253         131,080
                                                                                                                   --------------
                                                                                                                         942,252
---------------------------------------------------------------------------------------------------------------------------------
Machinery - 1.6%                                Caterpillar, Inc.                                         13,858         825,937
                                                Cummins, Inc.                                              4,615         201,768
                                                Danaher Corp.                                              5,809         403,145
                                                Deere & Co.                                                9,721         481,189
                                                Dover Corp.                                                4,276         173,392
                                                Eaton Corp.                                                3,784         212,585
                                                ITT Corp.                                                  4,138         230,114
                                                Illinois Tool Works, Inc.                                  9,104         404,673
                                                Ingersoll-Rand Co. Class A                                 7,251         226,014
                                                Manitowoc Co.                                              2,966          46,121
                                                PACCAR, Inc.                                               8,274         315,984
                                                Pall Corp.                                                 2,729          93,850
                                                Parker Hannifin Corp.                                      3,816         202,248
                                                Terex Corp. (a)                                            2,213          67,541
                                                                                                                   --------------
                                                                                                                       3,884,561
---------------------------------------------------------------------------------------------------------------------------------

S&P 500(R) Covered Call Fund Inc.

Schedule of Investments as of September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

Industry                                        Common Stocks                                        Shares Held       Value
---------------------------------------------------------------------------------------------------------------------------------
Media - 2.5%                                    CBS Corp. Class B                                         15,479   $     225,684
                                                Comcast Corp. Class A                                     66,434       1,304,099
                                                The DIRECTV Group, Inc. (a)                               13,141         343,900
                                                Gannett Co., Inc.                                          5,193          87,814
                                                Interpublic Group of Cos., Inc. (a)                       10,847          84,064
                                                The McGraw-Hill Cos., Inc.                                 7,230         228,540
                                                Meredith Corp.                                               824          23,105
                                                The New York Times Co. Class A                             2,651          37,883
                                                News Corp. Class A                                        52,269         626,705
                                                Omnicom Group Inc.                                         7,249         279,521
                                                Scripps Networks Interactive                               2,046          74,290
                                                Time Warner, Inc.                                         81,565       1,069,317
                                                Viacom, Inc. Class B (a)                                  14,136         351,138
                                                Walt Disney Co.                                           42,718       1,311,015
                                                The Washington Post Co. Class B                              130          72,379
                                                                                                                   --------------
                                                                                                                       6,119,454
---------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.8%                          AK Steel Holding Corp.                                     2,554          66,200
                                                Alcoa, Inc.                                               18,518         418,136
                                                Allegheny Technologies, Inc.                               2,283          67,463
                                                Freeport-McMoRan Copper & Gold, Inc. Class B               8,741         496,926
                                                Newmont Mining Corp.                                      10,397         402,988
                                                Nucor Corp.                                                7,207         284,676
                                                Titanium Metals Corp.                                      1,937          21,966
                                                United States Steel Corp.                                  2,675         207,607
                                                                                                                   --------------
                                                                                                                       1,965,962
---------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 1.1%                          Ameren Corp.                                               4,786         186,798
                                                CMS Energy Corp.                                           5,129          63,959
                                                CenterPoint Energy, Inc.                                   7,782         113,384
                                                Consolidated Edison, Inc.                                  6,219         267,168
                                                DTE Energy Co.                                             3,713         148,966
                                                Dominion Resources, Inc.                                  13,203         564,824
                                                Integrys Energy Group, Inc.                                1,740          86,896
                                                NiSource, Inc.                                             6,243          92,147
                                                PG&E Corp.                                                 8,163         305,704
                                                Public Service Enterprise Group, Inc.                     11,576         379,577
                                                Sempra Energy                                              5,609         283,086
                                                TECO Energy, Inc.                                          4,843          76,180
                                                Xcel Energy, Inc.                                         10,154         202,978
                                                                                                                   --------------
                                                                                                                       2,771,667
---------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.8%                         Big Lots, Inc. (a)                                         1,867          51,959
                                                Dillard's, Inc. Class A                                    1,296          15,293
                                                Family Dollar Stores, Inc.                                 3,180          75,366
                                                J.C. Penney Co., Inc.                                      5,056         168,567
                                                Kohl's Corp. (a)                                           6,933         319,473

S&P 500(R) Covered Call Fund Inc.

Schedule of Investments as of September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

Industry                                        Common Stocks                                        Shares Held       Value
---------------------------------------------------------------------------------------------------------------------------------
                                                Macy's, Inc.                                               9,574   $     172,140
                                                Nordstrom, Inc.                                            3,631         104,645
                                                Sears Holdings Corp. (a)                                   1,295         121,083
                                                Target Corp.                                              17,180         842,679
                                                                                                                   --------------
                                                                                                                       1,871,205
---------------------------------------------------------------------------------------------------------------------------------
Office Electronics - 0.1%                       Xerox Corp.                                               19,857         228,951
---------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 10.0%             Anadarko Petroleum Corp.                                  10,665         517,359
                                                Apache Corp.                                               7,614         793,988
                                                Cabot Oil & Gas Corp. Class A                              2,353          85,037
                                                Chesapeake Energy Corp.                                   11,867         425,551
                                                Chevron Corp.                                             46,771       3,857,672
                                                ConocoPhillips                                            34,599       2,534,377
                                                Consol Energy, Inc.                                        4,170         191,361
                                                Devon Energy Corp.                                        10,058         917,290
                                                EOG Resources, Inc.                                        5,664         506,701
                                                El Paso Corp.                                             15,963         203,688
                                                Exxon Mobil Corp.                                        118,245       9,182,907
                                                Hess Corp.                                                 6,444         528,923
                                                Marathon Oil Corp.                                        16,062         640,392
                                                Massey Energy Co.                                          1,925          68,665
                                                Murphy Oil Corp.                                           4,335         278,047
                                                Noble Energy, Inc.                                         3,932         218,580
                                                Occidental Petroleum Corp.                                18,599       1,310,300
                                                Peabody Energy Corp.                                       6,191         278,595
                                                Pioneer Natural Resources Co.                              2,724         142,411
                                                Range Resources Corp.                                      3,531         151,374
                                                Southwestern Energy Co. (a)                                7,813         238,609
                                                Spectra Energy Corp.                                      13,997         333,129
                                                Sunoco, Inc.                                               2,660          94,643
                                                Tesoro Corp.                                               3,139          51,762
                                                Valero Energy Corp.                                       11,910         360,873
                                                Williams Cos., Inc.                                       13,119         310,264
                                                XTO Energy, Inc.                                          12,506         581,779
                                                                                                                   --------------
                                                                                                                      24,804,277
---------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.3%                  International Paper Co.                                    9,734         254,836
                                                MeadWestvaco Corp.                                         3,889          90,653
                                                Weyerhaeuser Co.                                           4,810         291,390
                                                                                                                   --------------
                                                                                                                         636,879
---------------------------------------------------------------------------------------------------------------------------------
Personal Products - 0.2%                        Avon Products, Inc.                                        9,691         402,855
                                                The Estee Lauder Cos., Inc. Class A                        2,614         130,465
                                                                                                                   --------------
                                                                                                                         533,320
---------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 6.3%                          Abbott Laboratories                                       35,094       2,020,713
                                                Allergan, Inc.                                             7,001         360,551
                                                Barr Pharmaceuticals, Inc. (a)                             2,478         161,813

S&P 500(R) Covered Call Fund Inc.

Schedule of Investments as of September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

Industry                                        Common Stocks                                        Shares Held       Value
---------------------------------------------------------------------------------------------------------------------------------
                                                Bristol-Myers Squibb Co.                                  45,067   $     939,647
                                                Eli Lilly & Co.                                           22,777       1,002,871
                                                Forest Laboratories, Inc. (a)                              6,940         196,263
                                                Johnson & Johnson                                         63,619       4,407,524
                                                King Pharmaceuticals, Inc. (a)                             5,612          53,763
                                                Merck & Co., Inc.                                         48,775       1,539,339
                                                Mylan, Inc. (a)                                            6,932          79,163
                                                Pfizer, Inc.                                             153,463       2,829,858
                                                Schering-Plough Corp.                                     37,008         683,538
                                                Watson Pharmaceuticals, Inc. (a)                           2,378          67,773
                                                Wyeth                                                     30,357       1,121,388
                                                                                                                   --------------
                                                                                                                      15,464,204
---------------------------------------------------------------------------------------------------------------------------------
Professional Services - 0.1%                    Equifax, Inc.                                              2,920         100,594
                                                Monster Worldwide, Inc. (a)                                2,816          41,987
                                                Robert Half International, Inc.                            3,549          87,838
                                                                                                                   --------------
                                                                                                                         230,419
---------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts (REITs) - 1.2%    Apartment Investment & Management Co. Class A              1,949          68,254
                                                AvalonBay Communities, Inc.                                1,754         172,629
                                                Boston Properties, Inc.                                    2,728         255,504
                                                Developers Diversified Realty Corp.                        2,738          86,767
                                                Equity Residential                                         6,168         273,921
                                                General Growth Properties, Inc.                            5,180          78,218
                                                HCP, Inc.                                                  5,729         229,905
                                                Host Marriott Corp.                                       11,826         157,168
                                                Kimco Realty Corp.                                         5,170         190,980
                                                Plum Creek Timber Co., Inc.                                3,896         194,255
                                                ProLogis                                                   5,975         246,588
                                                Public Storage                                             2,851         282,278
                                                Simon Property Group, Inc.                                 5,123         496,931
                                                Vornado Realty Trust                                       3,118         283,582
                                                                                                                   --------------
                                                                                                                       3,016,980
---------------------------------------------------------------------------------------------------------------------------------
Real Estate Management & Development - 0.0%     CB Richard Ellis Group, Inc. (a)                           3,916          52,357
---------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 1.0%                              Burlington Northern Santa Fe Corp.                         6,429         594,232
                                                CSX Corp.                                                  9,280         506,410
                                                Norfolk Southern Corp.                                     8,542         565,566
                                                Ryder System, Inc.                                         1,285          79,670
                                                Union Pacific Corp.                                       11,592         824,887
                                                                                                                   --------------
                                                                                                                       2,570,765
---------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment - 2.1% Advanced Micro Devices, Inc. (a)                          13,823          72,571
                                                Altera Corp.                                               6,848         141,617
                                                Analog Devices, Inc.                                       6,612         174,226
                                                Applied Materials, Inc.                                   30,544         462,131
                                                Broadcom Corp. Class A (a)                                10,048         187,194
                                                Intel Corp.                                              127,989       2,397,234

S&P 500(R) Covered Call Fund Inc.

Schedule of Investments as of September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

Industry                                        Common Stocks                                        Shares Held       Value
---------------------------------------------------------------------------------------------------------------------------------
                                                KLA-Tencor Corp.                                           3,944   $     124,828
                                                LSI Corp. (a)                                             14,653          78,540
                                                Linear Technology Corp.                                    5,043         154,618
                                                MEMC Electronic Materials, Inc. (a)                        5,143         145,341
                                                Microchip Technology, Inc.                                 4,191         123,341
                                                Micron Technology, Inc. (a)                               17,326          70,170
                                                National Semiconductor Corp.                               4,439          76,395
                                                Novellus Systems, Inc. (a)                                 2,263          44,445
                                                Nvidia Corp. (a)                                          12,671         135,706
                                                Teradyne, Inc. (a)                                         3,844          30,022
                                                Texas Instruments, Inc.                                   29,843         641,624
                                                Xilinx, Inc.                                               6,294         147,594
                                                                                                                   --------------
                                                                                                                       5,207,597
---------------------------------------------------------------------------------------------------------------------------------
Software - 3.5%                                 Adobe Systems, Inc. (a)                                   12,076         476,640
                                                Autodesk, Inc. (a)                                         5,121         171,810
                                                BMC Software, Inc. (a)                                     4,328         123,911
                                                CA, Inc.                                                   8,967         178,981
                                                Citrix Systems, Inc. (a)                                   4,159         105,056
                                                Compuware Corp. (a)                                        5,803          56,231
                                                Electronic Arts, Inc. (a)                                  7,258         268,473
                                                Intuit, Inc. (a)                                           7,308         231,006
                                                Microsoft Corp.                                          178,757       4,771,024
                                                Novell, Inc. (a)                                           7,860          40,400
                                                Oracle Corp. (a)                                          89,206       1,811,774
                                                Salesforce.com, Inc. (a)                                   2,369         114,660
                                                Symantec Corp. (a)                                        19,103         374,037
                                                                                                                   --------------
                                                                                                                       8,724,003
---------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 1.6%                         Abercrombie & Fitch Co. Class A                            1,981          78,150
                                                AutoNation, Inc. (a)                                       2,453          27,572
                                                AutoZone, Inc. (a)                                           951         117,296
                                                Bed Bath & Beyond, Inc. (a)                                5,928         186,198
                                                Best Buy Co., Inc.                                         7,690         288,375
                                                GameStop Corp. Class A (a)                                 3,719         127,227
                                                The Gap, Inc.                                             10,689         190,050
                                                Home Depot, Inc.                                          38,667       1,001,089
                                                Limited Brands, Inc.                                       6,497         112,528
                                                Lowe's Cos., Inc.                                         33,367         790,464
                                                Office Depot, Inc. (a)                                     6,260          36,433
                                                RadioShack Corp.                                           2,985          51,581
                                                The Sherwin-Williams Co.                                   2,240         128,038
                                                Staples, Inc.                                             16,187         364,208
                                                TJX Cos., Inc.                                             9,548         291,405
                                                Tiffany & Co.                                              2,823         100,273
                                                                                                                   --------------
                                                                                                                       3,890,887
---------------------------------------------------------------------------------------------------------------------------------

S&P 500(R) Covered Call Fund Inc.

Schedule of Investments as of September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

Industry                                        Common Stocks                                        Shares Held       Value
---------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods - 0.4%         Coach, Inc. (a)                                            7,669   $     192,032
                                                Jones Apparel Group, Inc.                                  1,899          35,150
                                                Liz Claiborne, Inc.                                        2,158          35,456
                                                Nike, Inc. Class B                                         8,932         597,551
                                                Polo Ralph Lauren Corp.                                    1,294          86,232
                                                VF Corp.                                                   1,984         153,383
                                                                                                                   --------------
                                                                                                                       1,099,804
---------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 0.1%               Hudson City Bancorp, Inc.                                 11,831         218,282
                                                MGIC Investment Corp.                                      2,847          20,014
                                                Sovereign Bancorp, Inc.                                   12,372          48,869
                                                                                                                   --------------
                                                                                                                         287,165
---------------------------------------------------------------------------------------------------------------------------------
Tobacco - 1.6%                                  Altria Group, Inc.                                        46,891         930,317
                                                Lorillard, Inc.                                            3,960         281,754
                                                Philip Morris International, Inc.                         46,925       2,257,092
                                                Reynolds American, Inc.                                    3,870         188,159
                                                UST, Inc.                                                  3,350         222,909
                                                                                                                   --------------
                                                                                                                       3,880,231
---------------------------------------------------------------------------------------------------------------------------------
Trading Companies & Distributors - 0.1%         Fastenal Co.                                               2,942         145,305
                                                W.W. Grainger, Inc.                                        1,473         128,107
                                                                                                                   --------------
                                                                                                                         273,412
---------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication Services - 0.3%      American Tower Corp. Class A (a)                           8,968         322,579
                                                Sprint Nextel Corp.                                       64,978         396,366
                                                                                                                   --------------
                                                                                                                         718,945
---------------------------------------------------------------------------------------------------------------------------------
                                                Total Common Stocks
                                                (Cost - $234,316,988) - 93.7%                                        231,780,615
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                            Face
                                                Short-Term Securities                                     Amount
---------------------------------------------------------------------------------------------------------------------------------
Time Deposits - 6.5%                            State Street Bank and Trust Co., 1%, 10/01/08       $ 16,102,143      16,102,143
---------------------------------------------------------------------------------------------------------------------------------
                                                Total Short-Term Securities
                                                (Cost - $16,102,143) - 6.5%                                           16,102,143
---------------------------------------------------------------------------------------------------------------------------------
                                                Total Investments Before Options Written
                                                (Cost - $250,419,131*) - 100.2%                                      247,882,758
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                Options Written                                        Contracts
---------------------------------------------------------------------------------------------------------------------------------
Call Options Written                            S&P 500 Index, expiring October 2008 at USD 1,240          2,143      (2,571,600)
---------------------------------------------------------------------------------------------------------------------------------
                                                Total Options Written
                                                (Premiums Received - $9,760,038) - (1.0)%                             (2,571,600)
---------------------------------------------------------------------------------------------------------------------------------
                                                Total Investments, Net of Options Written
                                                (Cost - $240,659,093)  - 99.2%                                       245,311,158
                                                Other Assets Less Liabilities - 0.8%                                   1,887,195
                                                                                                                   --------------
                                                Net Assets - 100.0%                                                $ 247,198,353
                                                                                                                   ==============

      * The cost and unrealized appreciation (depreciation) of investments as of September 30, 2008, as computed for federal income tax purposes, were as follows:

            Aggregate cost                           $  255,763,133
                                                     ==============
            Gross unrealized appreciation            $    2,841,666
            Gross unrealized depreciation               (10,722,041)
                                                     --------------
            Net unrealized depreciation              $   (7,880,375)
                                                     ==============

S&P 500(R) Covered Call Fund Inc.

Schedule of Investments September as of 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

      (a)   Non-income producing security.

      (b)   Depositary receipts.

      (c) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

            -----------------------------------------------------------------------------
                                                                     Realized   Dividend
            Affiliate                   Purchase Cost   Sales Cost     Gain      Income
            -----------------------------------------------------------------------------
            Merrill Lynch & Co., Inc.   $     468,538       --          --      $ 25,246
            -----------------------------------------------------------------------------

      o Financial futures contracts purchased as of September 30, 2008 were as follows:

            --------------------------------------------------------------------------
            Number of                                                     Unrealized
            Contracts        Issue       Expiration Date    Face Value   Depreciation
            --------------------------------------------------------------------------
                315     E-MINI S&P 500    December 2008    $18,956,194   $   (569,644)
            --------------------------------------------------------------------------

      o For Fund portfolio compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

S&P 500(R) Covered Call Fund Inc.

Schedule of Investments as of  September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

o Effective January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

            o Level 1 - price quotations in active markets/exchanges for identical securities

            o Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

            o Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report. The following table summarizes the inputs used as of September 30, 2008 in determining the fair valuation of the Fund's investments:

                  --------------------------------------------
                  Valuation   Investments in   Other Financial
                   Inputs       Securities       Instruments*
                  --------------------------------------------
                  Level 1     $  247,882,758   $   (3,141,244)
                  Level 2                 --               --
                  Level 3                 --               --
                  --------------------------------------------
                  Total       $  247,882,758   $   (3,141,244)
                              ================================

                  *     Other financial instruments are futures and options.

Item 2 -  Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -  Exhibits

          Certifications - Attached hereto

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

          S&P 500(R) Covered Call Fund Inc.

          By:    /s/ Mitchell M. Cox
                 ---------------------------
                 Mitchell M. Cox
                 Chief Executive Officer (principal executive officer) of S&P 500(R) Covered Call Fund Inc.

          Date: November 24, 2008

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

          By:    /s/ Mitchell M. Cox
                 ---------------------------
                 Mitchell M. Cox
                 Chief Executive Officer (principal executive officer) of S&P 500(R) Covered Call Fund Inc.

          Date: November 24, 2008

          By:    /s/ James E. Hillman
                 ---------------------------
                 James E. Hillman
                 Chief Financial Officer (principal financial officer) of S&P 500(R) Covered Call Fund Inc.

          Date: November 24, 2008